Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earning per share

9	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to the ordinary shareholders of the parent company
	2019	2018	2017
	$m	$m	$m
Profit attributable to shareholders of the parent company	7,383	13,727	10,798
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,324)	(1,029)	(1,025)
Year ended 31 Dec	5,969	12,608	9,683

Basic and diluted earnings per share
		2019			2018			2017
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	5,969	20,158	0.30	12,608	19,896	0.63	9,683	19,972	0.48
Effect of dilutive potential ordinary shares			75			87			100
Diluted	1	5,969	20,233	0.30	12,608	19,983	0.63	9,683	20,072	0.48

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares is 1.1m (2018: nil; 2017: nil).